Expense Example, No Redemption - VALUE LINE CORE BOND FUND - VALUE LINE CORE BOND FUND	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 82
Expense Example, No Redemption, 3 Years	354
Expense Example, No Redemption, 5 Years	647
Expense Example, No Redemption, 10 Years	$ 1,482